UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Investments in Unconsolidated Affiliates - The following table sets forth ONEOK Partners’ investments in unconsolidated affiliates for the periods indicated:

	Net Ownership Interest	December 31, 2013	December 31, 2012
		(Thousands of dollars)
Northern Border Pipeline	50%	$404,803	$393,317
Overland Pass Pipeline Company	50%	466,671	468,710
Fort Union Gas Gathering, L.L.C.	37%	125,220	120,782
Bighorn Gas Gathering	49%	87,837	90,428
Other	Various	145,307	148,168
Investments in unconsolidated affiliates (a)		$1,229,838	$1,221,405
(a) - Equity method goodwill (Note A) was $224.3 million at December 31, 2013 and 2012.

Equity Earnings from Investments [Table Text Block]
Equity Earnings from Investments - The following table sets forth ONEOK Partners’ equity earnings from investments for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Northern Border Pipeline	$65,046	$72,705	$76,365
Overland Pass Pipeline Company	20,461	20,043	19,535
Fort Union Gas Gathering, L.L.C.	15,826	17,218	15,280
Bighorn Gas Gathering	1,952	3,820	5,990
Other	7,232	9,238	10,076
Equity earnings from investments	$110,517	$123,024	$127,246

Unconsolidated Affiliates Financial Information
Unconsolidated Affiliates Financial Information - The following tables set forth summarized combined financial information of ONEOK Partners’ unconsolidated affiliates for the periods indicated:

	December 31, 2013	December 31, 2012
	(Thousands of dollars)
Balance Sheet
Current assets	$155,310	$175,930
Property, plant and equipment, net	$2,557,571	$2,593,122
Other noncurrent assets	$34,478	$35,005
Current liabilities	$98,967	$145,147
Long-term debt	$442,103	$472,630
Other noncurrent liabilities	$58,221	$42,451
Accumulated other comprehensive loss	$(2,291)	$(2,503)
Owners’ equity	$2,150,359	$2,146,332

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Income Statement
Operating revenues	$528,665	$573,197	$496,158
Costs and expenses	$256,292	$269,858	$221,261
Net income	$248,998	$279,766	$249,559
Distributions paid to us	$137,498	$155,741	$156,385